Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Accounts and Notes Receivables by Maturity

Analysis of trade accounts and notes receivables by maturity is as follows:

	December 31,
	2017	2016	2015
	(In millions of US$)
Trade accounts and notes receivable gross — current portion	391.9	330.9	662.0
Less: allowance for doubtful accounts — current portion	(33.1)	(37.1)	(42.3)

Trade accounts and notes receivables net — current portion	358.8	293.8	619.7

Trade accounts and notes receivable gross — non-current portion	3.1	6.9	0.7
Less: allowance for doubtful accounts — non-current portion	—	—	—

Trade accounts and notes receivables net — non-current portion	3.1	6.9	0.7

Recoverable costs and accrued profit, not billed	160.7	134.1	192.1

Total accounts and notes receivables	522.6	434.8	812.5

Summary of Ageing Analysis of Net Trade Accounts and Notes Receivables

As of December 31, 2017 the ageing analysis of net trade accounts and notes receivables is as follows:

	Not past due	30 days	30 - 60 days	60 - 90 days	90 - 120 days	> 120 days	Total
	(In millions of US$)
2017	248.8	32.9	23.5	10.2	4.1	42.4	361.9
2016	189.1	33.6	17.5	3.1	6.5	50.9	300.7
2015	390.6	98.9	26.2	17.3	24.3	63.1	620.4